As filed with the Securities and Exchange Commission on April 28, 2008

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-06511

REGIONS MORGAN KEEGAN SELECT FUNDS

(Exact Name of the Registrant as Specified in Charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of Principal Executive Offices – Zip Code)

Charles D. Maxwell

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 524-4100

Copies to:

Donald W. Smith, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006

Date of fiscal year end: November 30, 2008

Date of reporting period: February 29, 2008

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedules of Investments.

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Shares			Value
Common Stocks - 80.5%
		Basic Materials - 8.3%
		Chemicals - 0.5%
40,000		Airgas, Inc.	$1,943,600
		Iron/ Steel - 1.4%
80,000	(2)	Carpenter Technology Corporation	5,026,400
		Mining - 6.4%
60,000	(2)	Agnico-Eagle Mines Limited	4,128,000
240,000		Barrick Gold Corporation	12,468,000
140,000		Newmont Mining Corporation	7,163,800

		Total	23,759,800

		Total Basic Materials	30,729,800

		Communications - 2.9%
		Internet - 0.2%
30,000	(1)	F5 Networks, Inc.	664,800
		Media - 0.4%
50,000	(1)(2)	DISH Network Corporation	1,482,500
		Telecommunications - 2.3%
50,000	(1)(2)	Ciena Corporation	1,291,500
70,000	(1)	Crown Castle International Corp.	2,526,300
100,000		Harris Corporation	4,883,000

		Total	8,700,800

		Total Communications	10,848,100

		Consumer Products - 22.2%
		Agriculture - 1.8%
60,000	(2)	Bunge Limited	6,650,400
		Airlines - 1.4%
400,000	(1)(2)	AMR Corporation	5,124,000
		Apparel - 0.9%
30,000	(2)	Polo Ralph Lauren Corporation	1,865,700
100,000	(1)(2)	The Timberland Company	1,502,000

		Total	3,367,700

		Auto Parts - 0.5%
40,000		BorgWarner, Inc.	1,724,400
		Beverages - 0.9%
100,000		The Pepsi Bottling Group, Inc.	3,401,000
		Biotechnology - 0.1%
30,000	(1)(2)	Vertex Pharmaceuticals Incorporated	525,000
		Cosmetics/Personal Care - 0.6%
60,000		Avon Products, Inc.	2,283,600
		Distribution/Wholesale - 1.0%
90,000	(2)	Fastenal Company	3,659,400
		Healthcare Products - 3.9%
100,000	(2)	DENTSPLY International, Inc.	3,904,000
80,000	(1)(2)	Henry Schein, Inc.	4,785,600
50,000	(1)(2)	Hologic, Inc.	3,015,500
3,000	(1)	Intuitive Surgical, Inc.	845,760

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Shares			Value
40,000	(1)	St. Jude Medical, Inc.	1,719,200

		Total	14,270,060

		Healthcare Services - 2.5%
50,000	(1)	Coventry Health Care, Inc.	2,593,500
80,000	(1)	Health Net, Inc.	3,515,200
50,000	(1)(2)	Pediatrix Medical Group, Inc.	3,300,500

		Total	9,409,200

		Household Products - 1.2%
40,000	(2)	Church & Dwight Co., Inc.	2,138,400
100,000	(1)(2)	Jarden Corporation	2,409,000

		Total	4,547,400

		Pharmaceuticals - 3.2%
40,000	(2)	Allergan, Inc.	2,369,200
50,000	(1)(2)	Cephalon, Inc.	3,017,000
80,000	(1)	Express Scripts, Inc.	4,728,000
50,000	(1)(2)	VCA Anatech, Inc.	1,605,500

		Total	11,719,700

		Retail - 4.2%
50,000		Advance Auto Parts, Inc.	1,677,000
100,000	(2)	American Eagle Outfitters, Inc.	2,137,000
40,000		Brinker International, Inc.	737,600
70,000	(1)(2)	Buffalo Wild Wings, Inc.	1,621,900
50,000	(2)	CBRL Group, Inc.	1,821,000
20,000	(1)	Chico’s FAS, Inc.	186,200
56,000	(1)	Dollar Tree Stores, Inc.	1,502,480
90,000	(1)(2)	O’Reilly Automotive, Inc.	2,426,400
80,000		Ross Stores, Inc.	2,228,000
50,000	(2)	Williams-Sonoma, Inc.	1,168,000

		Total	15,505,580

		Total Consumer Products	82,187,440

		Energy - 23.0%
		Coal - 5.0%
160,000		Arch Coal, Inc.	8,174,400
180,000	(2)	Peabody Energy Corporation	10,191,600

		Total	18,366,000

		Oil & Gas - 10.4%
80,000	(1)(2)	Cameron International Corporation	3,398,400
50,000		ENSCO International Incorporated	2,992,000
80,000	(1)	Newfield Exploration Company	4,430,400
150,000		Noble Energy, Inc.	11,610,000
180,000	(1)(2)	Southwestern Energy Company	11,741,400
70,000		Sunoco, Inc.	4,275,600

		Total	38,447,800

		Oil & Gas Services - 4.6%
80,000	(2)	Cimarex Energy Co.	4,216,000
60,000	(1)	Denbury Resources, Inc.	1,913,400
70,000	(1)	FMC Technologies, Inc.	3,966,200
40,000		Frontier Oil Corporation	1,428,400
40,000	(1)	Oceaneering International, Inc.	2,400,000
50,000		Smith International, Inc.	3,151,500

		Total	17,075,500

		Pipelines - 3.0%
70,000		Equitable Resources, Inc.	4,313,400
80,000		Questar Corporation	4,420,000

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Shares			Value
70,000		The Williams Companies, Inc.	2,521,400

		Total	11,254,800

		Total Energy	85,144,100

		Financials - 6.3%
		Diversified Financial Services - 4.6%
80,000		Ameriprise Financial, Inc.	4,051,200
10,000	(1)	Intercontinental Exchange, Inc.	1,303,000
80,000	(2)	Janus Capital Group, Inc.	1,937,600
54,000		Legg Mason, Inc.	3,566,160
20,000		NYSE Euronext, Inc.	1,313,400
120,000	(1)(2)	The Nasdaq Stock Market, Inc.	4,981,200

		Total	17,152,560

		Real Estate Investment Trust Services - 1.7%
50,000	(2)	Developers Diversified Realty Corporation	1,928,000
70,000	(2)	United Dominion Realty Trust, Inc.	1,564,500
80,000	(2)	Weingarten Realty Investors	2,568,800

		Total	6,061,300

		Total Financials	23,213,860

		Industrials - 8.3%
		Diversified Machinery - 2.6%
90,000	(2)	Flowserve Corporation	9,801,000
		Electrical Components & Equipment - 0.5%
20,000	(1)	Energizer Holdings, Inc.	1,856,600
		Electronics - 0.8%
80,000		Amphenol Corporation	2,957,600
		Engineering & Construction - 2.6%
120,000	(1)	Jacobs Engineering Group Inc.	9,634,800
		Environmental Control - 0.9%
60,000	(1)	Stericycle, Inc.	3,233,400
		Manufacturing - 0.9%
80,000		Pall Corporation	3,149,600

		Total Industrials	30,633,000

		Technology - 7.4%
		Computers - 3.4%
90,000	(1)(2)	DST Systems, Inc.	6,323,400
90,000	(1)	Synopsys, Inc.	2,088,900
140,000	(1)(2)	Western Digital Corporation	4,321,800

		Total	12,734,100

		Semiconductors - 1.7%
100,000		Applied Materials, Inc.	1,917,000
200,000	(1)	Cypress Semiconductor Corporation	4,348,000

		Total	6,265,000

		Software - 2.3%
50,000		The Dun & Bradstreet Corporation	4,367,000
100,000		Fidelity National Information Services, Inc.	4,149,000

		Total	8,516,000

		Total Technology	27,515,100

		Utilities - 2.1%
		Electric - 2.1%
120,000	(1)	The AES Corporation	2,157,600
140,000	(1)(2)	NRG Energy, Inc.	5,777,800

		Total Utilities	7,935,400

		Total Common Stocks (identified cost $244,379,355)	298,206,800

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Shares			Value
Exchange Traded Funds - 4.7%
120,000	(2)	Market Vectors Gold Miners	6,374,400
60,000	(2)	Midcap Standard & Poors Trust Series 1	8,655,000
80,000	(2)	Semiconductor HOLDRs	2,284,000

		Total	17,313,400

		Total Exchange Traded Funds (identified cost $15,600,978)	17,313,400

Short-Term Investments - 34.9%
73,121,283		Bank of New York Institutional Cash Reserves Fund
		(held as collateral for securities lending)	73,121,283
28,060,797		Fidelity Institutional Money Market Fund	28,060,797
28,060,797		Lehman Brothers Institutional Prime Money Market Fund	28,060,797

		Total Short-Term Investments (identified cost $129,242,877)	129,242,877

Principal Amount			Value
Certificates of Deposit - 5.3%
$1,996,474		Bank of Ireland, 3.154%, 2/12/2009 (held as collateral for securities lending)	1,996,474
2,989,425		Calyon New York, 3.125%, 2/13/2009 (held as collateral for securities lending)	2,989,425
3,011,494		Deutsche Bank AG Yankee, 3.831%, 1/25/2010 (held as collateral for securities lending)	3,011,494
1,499,472		Nordea Bank Finland New York, 3.226%, 12/1/2008 (held as collateral securities lending)	1,499,472
2,995,353		Nordea Bank Finland New York, 3.181%, 2/6/2009 (held as collateral securities lending)	2,995,353
1,984,476		Suntrust Bank, 3.155%, 6/25/2009 (held as collateral for securities lending)	1,984,476
987,588		Suntrust Bank, 3.162%, 1/29/2010 (held as collateral for securities lending)	987,588
1,977,011		Washington Mutual Bank, 3.981%, 4/18/2008 (held as collateral for securities lending)	1,977,011
2,003,187		Unicredito Italiano Yankee, 3.143%, 5/2/2008 (held as collateral for securities lending)	2,003,187

		Total Certificates of Deposit (identified cost $19,444,480)	19,444,480

		Total Investments - 125.4% (identified cost $408,667,690)	464,207,557

		Other Assets and Liabilities - net - (25.4)%	(93,913,964)

		Total Net Assets - 100.0%	$370,293,593

(1)	Non-income producing security.

(2)	Certain shares are temporarily on loan to unaffiliated broker dealers.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Shares			Value
Common Stocks - 96.3%
		Basic Materials - 5.5%
		Iron/Steel - 0.9%
60,000		Nucor Corporation	$3,874,200
		Mining - 4.6%
260,000		Barrick Gold Corporation	13,507,000
120,000		Newmont Mining Corporation	6,140,400

		Total	19,647,400

		Total Basic Materials	23,521,600

		Communications -7.3%
		Internet - 2.2%
20,000	(1)(2)	Google Inc.	9,423,600
		Telecommunications - 5.1%
700,000	(1)	Cisco Systems, Inc.	17,073,000
110,000		QUALCOMM Incorporated	4,662,889

		Total	21,735,889

		Total Communications	31,159,489

		Consumer Products - 16.9%
		Agriculture - 3.0%
50,000		Altria Group, Inc.	3,657,000
80,000		Archer-Daniels-Midland Company	3,608,000
50,000	(2)	Bunge Limited	5,542,000

		Total	12,807,000

		Beverages - 4.0%
100,000		Coca-Cola Company	5,846,000
150,000		PepsiCo, Inc.	10,434,000
20,000		Pepsi Bottling Group Incorporated	680,200

		Total	16,960,200

		Biotechnology - 2.9%
80,000	(1)(2)	Celgene Corporation	4,512,792
20,000	(1)	Genentech, Inc.	1,515,000
90,000	(1)(2)	Genzyme Corporation	6,382,800

		Total	12,410,592

		Commercial Services - 0.9%
20,000	(2)	MasterCard Incorporated	3,800,000
		Cosmetics/Personal Care - 2.5%
160,000		The Procter & Gamble Company	10,588,800
		Retail - 3.6%
10,000		Abercrombie & Fitch Co.	775,300
30,000	(1)	Coach, Inc.	909,600
50,000		CVS Corporation	2,019,000
30,000	(1)(2)	Kohl’s Corporation	1,333,200
80,000		Lowe’s Companies, Inc.	1,917,600
40,000	(2)	Target Corporation	2,104,400
100,000		The Home Depot, Inc.	2,655,000
100,000		Walgreen Co.	3,651,000

		Total	15,365,100

		Total Consumer Products	71,931,692

		Energy - 27.3%
		Coal - 0.8%

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Shares			Value
60,000	(2)	Peabody Energy Corporation	3,397,200
		Oil & Gas - 20.0%
12,000		Apache Corporation	1,376,520
100,000		Chevron Corporation	8,666,000
310,000		Exxon Mobil Corporation	26,973,100
10,000		Murphy Oil Corporation	803,800
90,000		Noble Corporation	4,423,500
100,000	(2)	Noble Energy, Inc.	7,740,000
60,000		Sunoco, Inc.	3,664,800
116,000	(2)	Transocean Inc.	16,299,160
250,000		XTO Energy Inc.	15,427,500

		Total	85,374,380

		Oil & Gas Services - 6.5%
180,000		Halliburton Company	6,894,000
60,000	(1)(2)	FMC Technologies, Inc.	3,399,600
20,000	(1)	National Oilwell Varco, Incorporated	1,246,000
120,000	(2)	Schlumberger Limited	10,374,000
80,000		Smith International, Inc.	5,042,400
10,000	(1)(2)	Weatherford International Ltd.	689,200

		Total	27,645,200

		Total Energy	116,416,780

		Financials - 6.0%
		Diversified Financial Services - 4.3%
90,000		American Express Company	3,807,000
10,000		CME Group Inc.	5,133,000
30,000		Franklin Resources Incorporated	2,831,100
30,000		NYSE Euronext, Inc.	1,970,100
28,000		The Goldman Sachs Group, Inc.	4,749,640

		Total	18,490,840

		Insurance - 1.7%
150,000		American International Group, Inc.	7,029,000

		Total Financials	25,519,840

		Healthcare - 11.7%
		Healthcare Products - 3.5%
170,000		Johnson & Johnson	10,533,200
90,000	(2)	Medtronic, Inc.	4,442,400

		Total	14,975,600

		Healthcare Services - 3.6%
60,000	(1)(2)	Coventry Health Care, Inc.	3,112,200
160,000		UnitedHealth Group Incorporated	7,436,800
70,000	(1)	WellPoint, Inc.	4,905,600

		Total	15,454,600

		Pharmaceuticals - 4.6%
140,000		Abbott Laboratories	7,497,000
60,000	(2)	Allergan, Inc.	3,553,800
120,000	(1)	Gilead Sciences, Inc.	5,678,400
60,000		Wyeth	2,617,200

		Total	19,346,400

		Total Healthcare	49,776,600

		Industrials - 7.0%
		Aerospace/Defense - 1.2%
70,000		United Technologies Corporation	4,935,700

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Shares			Value
		Electrical Components & Equipment - 1.2%
100,000		Emerson Electric Co.	5,096,000
		Electronics - 0.4%
30,000	(2)	Garmin Ltd.	1,761,300
		Machinery-Construction & Mining - 2.1%
100,000	(2)	Caterpillar Inc.	7,233,000
20,000		Deere & Company	1,704,200

		Total	8,937,200

		Manufacturing - 0.5%
20,000		Precision Castparts Corp.	2,207,800
		Transportation - 1.6%
40,000		Burlington Northern Santa Fe Corporation	3,511,200
50,000	(2)	United Parcel Service, Inc.	3,512,000

		Total	7,023,200

		Total Industrials	29,961,200

		Technology - 14.6%
		Computers - 6.5%
10,000	(1)	Apple Computer, Inc.	1,250,200
160,000	(1)(2)	EMC Corporation	2,486,400
140,000		International Business Machines Corporation	15,940,400
80,000	(1)(2)	Network Appliance, Inc.	1,729,600
60,000	(1)(2)	Research In Motion Limited	6,228,000

		Total	27,634,600

		Semiconductors - 2.9%
200,000		Applied Materials, Inc.	3,834,000
240,000		Intel Corporation	4,792,776
120,000		Texas Instruments Incorporated	3,595,200

		Total	12,221,976

		Software - 5.2%
90,000	(1)(2)	Citrix Systems, Inc.	2,963,700
300,000		Microsoft Corporation	8,159,970
600,000	(1)	Oracle Corporation	11,280,000

		Total	22,403,670

		Total Technology	62,260,246

		Total Common Stocks (identified cost $327,130,330)	410,547,447

Exchange Traded Funds - 2.2%
180,000	(2)	Market Vectors Gold Miners ETF	9,561,600

		Total Exchange Traded Funds (identified cost $7,217,449)	9,561,600

Short-Term Investments - 20.3%
80,393,200		Bank of New York Institutional Cash Reserves
		Fund (held as collateral for securities lending)	80,393,200
3,123,793		Fidelity Institutional Money Market Fund	3,123,793
3,123,794		Lehman Brothers Prime Money Market Fund	3,123,794

		Total Short-Term Investments (identified cost $86,640,787)	86,640,787

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
Certificates of Deposit - 2.0%
1,996,474	Bank of Ireland, 4.659%, 2/12/2009 (held as collateral for securities lending)	1,996,474
1,992,950	Calyon New York, 4.644%, 2/13/2009 (held as collateral for securities lending)	1,992,950
2,496,127	Nordea Bank Finland New York, 4.678%, 2/6/2009 (held as collateral for securities lending)	2,496,127
2,003,187	Unicredito Italiano Yankee, 4.696%, 5/2/2008 (held as collateral for securities lending)	2,003,187

	Total Certificates of Deposit (identified cost $8,488,738)	8,488,738

	Total Investments - 120.8% (identified cost $429,477,305)	515,238,572

	Other Assets and Liabilities - net - (20.8)%	(88,731,800)

	Total Net Assets - 100.0%	$426,506,772

(1)	Non-income producing security.

(2)	Certain shares are temporarily on loan to unaffiliated broker dealers.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Core Equity Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Shares			Value
Common Stocks - 94.4%
		Basic Materials - 13.4%
		Chemicals - 10.4%
5,000		CF Industries Holdings, Inc.	$610,400
20,000		Monsanto Company	2,313,600
3,000	(1)	The Mosaic Company	333,900
13,000		Potash Corporation of Saskatchewan, Inc.	2,065,700
6,000		Terra Industries, Inc.	271,260

		Total	5,594,860

		Iron/Steel - 0.6%
5,000		Nucor Corporation	322,850
		Mining - 2.4%
5,000		Freeport-McMoRan Copper & Gold, Inc.	504,300
15,000		Newmont Mining Corporation	767,550

		Total	1,271,850

		Total Basic Materials	7,189,560

		Communications - 7.2%
		Internet - 1.6%
1,800	(1)	Google Inc.	848,124
		Telecommunications - 5.6%
39,000		AT&T Inc.	1,358,370
34,000	(1)	Cisco Systems, Inc.	829,260
35,000		Corning Incorporated	813,050

		Total	3,000,680

		Total Communications	3,848,804

		Consumer Products - 10.6%
		Agriculture - 3.5%
26,000		Altria Group, Inc.	1,901,640
		Apparel - 2.1%
12,000		Nike Inc.	722,400
5,000		VF Corporation	380,200

		Total	1,102,600

		Beverages - 1.3%
10,000		PepsiCo, Inc.	695,600
		Retail - 3.7%
5,000		Abercrombie & Fitch Co.	387,650
12,000		Costco Wholesale Corporation	743,040
10,000		McDonald’s Corporation	541,100
10,000		The TJX Companies, Inc.	320,000

		Total	1,991,790

		Total Consumer Products	5,691,630

		Energy - 13.5%
		Oil & Gas - 9.5%
7,000		Chevron Corporation	606,620
22,000		Exxon Mobil Corporation	1,914,220

Regions Morgan Keegan Select Core Equity Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Shares			Value
7,000		Noble Energy, Inc.	541,800
15,000		Valero Energy Corporation	866,550
19,000		XTO Energy, Inc.	1,172,490

		Total	5,101,680

		Oil & Gas Services - 4.0%
40,000		Halliburton Company	634,800
7,000	(1)	National Oilwell Varco, Inc.	436,100
17,000		Smith International, Inc.	1,071,510

		Total	2,142,410

		Total Energy	7,244,090

		Financials - 14.3%
		Banks - 3.9%
5,000		State Street Corporation	392,750
31,000		The Bank of New York Mellon Corporation	1,359,970
10,000		U.S. Bancorp	320,200

		Total	2,072,920

		Diversified Financial Services - 4.6%
1,000		CME Group Inc.	513,300
10,000		Federated Investors, Inc.	405,800
26,000		JPMorgan Chase & Co.	1,056,900
3,000		The Goldman Sachs Group, Inc.	508,890

		Total	2,484,890

		Insurance - 5.8%
13,000		Assurant, Inc.	813,150
15,000		Loews Corporation	627,600
15,000		MetLife, Inc.	873,900
6,500		Prudential Financial, Inc.	474,305
7,000		The Travelers Companies, Inc.	324,870

		Total	3,113,825

		Total Financials	7,671,635

		Healthcare - 7.5%
		Healthcare Services - 1.3%
14,000		Aetna Inc.	694,400
		Pharmaceuticals - 6.2%
5,000	(1)	Express Scripts, Inc.	295,500
44,000	(1)	Gilead Sciences, Inc.	2,082,080
22,000	(1)	Medco Health Solutions, Inc.	974,820

		Total	3,352,400

		Total Healthcare	4,046,800

		Industrials - 12.0%
		Aerospace/Defense - 4.0%
9,000		Raytheon Company	583,560
22,000		United Technologies Corporation	1,551,220

		Total	2,134,780

		Electronics - 2.1%
20,000	(1)	Thermo Fisher Scientific, Inc.	1,118,600
		Machinery-Diversified - 4.0%
5,000	(1)	AGCO Corporation	324,300
18,000		Deere & Company	1,533,780
7,000		The Manitowoc Company, Inc.	285,180

		Total	2,143,260

		Transportation - 1.9%

Regions Morgan Keegan Select Core Equity Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Shares			Value
12,000		Burlington Northern Santa Fe Corporation	1,053,360

		Total Industrials	6,450,000

		Technology - 13.5%
		Computers - 6.7%
10,000	(1)	Apple, Inc.	1,250,200
32,000		Hewlett-Packard Company	1,528,640
27,000	(1)	Western Digital Corporation	833,490

		Total	3,612,330

		Semiconductors - 1.0%
7,000	(1)	MEMC Electronic Materials, Inc.	533,960
		Software - 5.8%
46,000		Microsoft Corporation	1,251,196
100,000	(1)	Oracle Corporation	1,880,000

		Total	3,131,196

		Total Technology	7,277,486

		Utilities - 2.4%
		Electric - 2.4%
26,000		Allegheny Energy, Inc.	1,317,420

		Total Common Stocks (identified cost $40,293,972)	50,737,425

Exchange Traded Funds - 2.6%
		Equity Fund - 2.6%
10,000		Ultra Health Care Proshares	608,600
12,000		Ultra Industrials Proshares	779,400
		Total Exchange Traded Funds (identified cost $1,421,279)	1,388,000

Short-Term Investments - 3.2%
873,383		Fidelity Institutional Money Market Fund	873,383
873,383		Lehman Brothers Prime Money Market Fund	873,383

		Total Mutual Funds (identified cost $1,746,766)	1,746,766

		Total Investments - 100.2% (identified cost $43,462,017)	53,872,191

		Other Assets and Liabilities - net -(0.2)%	(122,936)

		Total Net Assets - 100.0%	$53,749,255

(1)	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Mid Cap Value Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Shares			Value
Common Stocks - 99.9%
		Basic Materials - 6.8%
		Chemicals - 3.3%
42,833		Airgas, Inc.	$2,081,255
		Mining - 3.5%
38,672		Compass Minerals International, Inc.	2,201,210

		Total Basic Materials	4,282,465

		Communications - 7.2%
		Advertising - 1.9%
26,842		Omnicom Group, Inc.	1,199,032
		Media - 2.3%
1,984		The Washington Post Company	1,436,416
		Telecommunications - 3.0%
28,980	(1)(2)	Anixter International, Inc.	1,895,002

		Total Communications	4,530,450

		Consumer Products - 28.4%
		Apparel - 6.5%
81,838	(1)(2)	Hanesbrands, Inc.	2,381,486
46,624	(2)	Phillips-Van Heusen Corporation	1,702,242

		Total	4,083,728

		Beverages - 1.6%
51,764	(1)(2)	Constellation Brands, Inc.	994,386
		Commercial Services - 9.2%
62,250		Accenture Ltd.	2,194,313
45,593		Equifax, Inc.	1,560,192
51,210	(1)(2)	Hewitt Associates, Inc.	2,020,747

		Total	5,775,252

		Distribution/Wholesale - 2.4%
20,465		W.W. Grainger, Inc.	1,507,452
		Food - 2.5%
35,323		H. J. Heinz Company	1,558,098
		Leisure Time - 2.0%
36,267	(2)	Royal Caribbean Cruises Ltd.	1,269,708
		Pharmaceuticals - 2.7%
40,912	(2)	AmerisourceBergen Corporation	1,706,849
		Retail - 1.5%
25,228		Nordstrom, Inc.	934,193

		Total Consumer Products	17,829,666

		Energy - 5.8%
		Oil & Gas Services - 5.8%
29,942	(1)(2)	Exterran Holdings, Inc.	2,085,460
37,737	(1)	Superior Energy Services, Inc.	1,535,519

		Total Energy	3,620,979

		Financials - 22.6%
		Banks - 2.4%
64,361		Marshall & Ilsley Corporation	1,493,175
		Diversified Financial Services - 5.6%
17,043	(1)(2)	Affiliated Managers Group, Inc.	1,642,092
13,715		Legg Mason, Inc.	905,739
19,003		T. Rowe Price Group, Inc.	960,222

		Total	3,508,053

Regions Morgan Keegan Select Mid Cap Value Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Shares			Value
		Insurance - 12.6%
36,172		Aon Corporation	1,505,117
87,818		Assured Guaranty Ltd.	2,252,532
5,279	(1)(2)	Markel Corporation	2,453,415
95,896	(1)(2)	Universal American Corp.	1,647,493

		Total	7,858,557

		Savings & Loans - 2.0%
75,541	(2)	People’s United Financial, Inc.	1,273,621

		Total Financials	14,133,406

		Industrials - 14.7%
		Diversified Machinery - 3.2%
18,456		Flowserve Corporation	2,009,858
		Environmental Control - 4.2%
87,054		Republic Services, Inc.	2,657,759
		Hand/Machine Tools - 3.0%
18,611		Snap-on Incorporated	929,061
13,440	(2)	The Black & Decker Corporation	924,269

		Total	1,853,330

		Miscellaneous Manufacturing - 4.3%
39,882	(2)	The Brink’s Company	2,669,302

		Total Industrials	9,190,249

		Technology - 7.9%
		Software - 7.9%
13,300		The Dun & Bradstreet Corporation	1,161,622
63,448		Fair Isaac Corporation	1,471,994
43,742	(1)(2)	Fiserv, Inc.	2,301,704

		Total Technology	4,935,320

		Utilities - 6.5%
		Electric - 6.5%
76,141	(2)	DPL Inc.	1,942,357
49,145		Wisconsin Energy Corporation	2,143,705

		Total Utilities	4,086,062

		Total Common Stocks (identified cost $53,700,036)	62,608,597

Short-Term Investments - 28.6%
17,939,731		Bank of New York Institutional Cash Reserves
		Fund (held as collateral for securities lending)	17,939,731
1,967		Fidelity Institutional Money Market Fund	1,967
1,967		Lehman Brothers Prime Money Market Fund	1,967
		Total Short-Term Investments (identified cost $17,943,665)	17,943,665

		Total Investments - 128.5% (identified cost $71,643,701)	80,552,262

		Other Assets and Liabilities - net - (28.5)%	(17,883,872)

		Total Net Assets - 100.0%	62,668,390

(1)	Non-income producing security.

(2)	Certain shares are temporarily on loan to unaffiliated broker dealers.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Value Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Shares			Value
Common Stocks - 94.6%
		Basic Materials - 17.6%
		Chemicals - 11.0%
5,000		Agrium Inc.	$368,850
110,000		Monsanto Company	12,724,800
40,000		Potash Corporation of Saskatchewan, Inc.	6,356,000
45,000	(1)	Terra Industries Inc.	2,034,450
35,000	(1)	The Mosaic Company	3,895,500

		Total	25,379,600

		Mining - 6.6%
20,000		Barrick Gold Corporation	1,039,000
25,000		Freeport-McMoRan Copper & Gold, Inc.	2,521,500
130,000		Newmont Mining Corporation	6,652,100
45,000		Southern Copper Corporation	5,134,950

		Total	15,347,550

		Total Basic Materials	40,727,150

		Communications - 6.0%
		Telecommunications - 6.0%
225,000		AT&T Inc.	7,836,750
165,000		Verizon Communications, Inc.	5,992,800

		Total Communications	13,829,550

		Consumer Products - 13.9%
		Agriculture - 3.5%
110,000		Altria Group, Inc.	8,045,400
		Beverages - 1.7%
40,000		Coca-Cola Enterprises Inc.	977,200
50,000		The Coca-Cola Company	2,923,000

		Total	3,900,200

		Biotechnology - 0.4%
15,000	(1)	Charles River Laboratories International, Inc.	878,700
		Commercial Services - 0.6%
25,000		McKesson Corporation	1,469,000
		Food - .04%
30,000		Kraft Foods, Inc.	935,100
		Healthcare Services - 2.1%
25,000		Aetna Inc.	1,240,000
50,000	(1)	WellPoint, Inc.	3,504,000

		Total	4,744,000

		Home Builders - 0.4%
25,000		KB Home	598,250
20,000		Pulte Homes, Inc.	270,800

		Total	869,050

		Pharmaceuticals - 2.0%
15,000		Abbott Laboratories	803,250
50,000	(1)	Medco Health Solutions	2,215,500
75,000		Pfizer Inc.	1,671,000

		Total	4,689,750

Regions Morgan Keegan Select Value Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Shares			Value
		Retail - 2.8%
25,000		Costco Wholesale Corporation	1,548,000
45,000		CVS Caremark Corporation	1,817,100
15,000		McDonald’s Corporation	811,650
40,000		Nordstrom, Inc.	1,481,200
15,000		Tiffany & Co.	564,600
10,000		The Home Depot, Inc.	265,500

		Total	6,488,050

		Total Consumer Products	32,019,250

		Energy - 11.8%
		Coal - 0.5%
20,000		Peabody Energy Corporation	1,132,400
		Oil & Gas - 9.7%
45,000		Anadarko Petroleum Corporation	2,868,300
55,000		Chevron Corporation	4,766,300
50,000		Hess Corporation	4,659,000
10,000		Occidental Petroleum Corporation	773,700
75,000		Range Resources Corporation	4,588,500
34,139	(1)	Transocean, Inc.	4,796,871

		Total	22,452,671

		Oil & Gas Services - 0.8%
30,000	(1)	National Oilwell Varco, Inc.	1,869,000
		Pipelines - 0.8%
50,000		The Williams Companies, Inc.	1,801,000

		Total Energy	27,255,071

		Financials - 24.0%
		Banks - 9.0%
80,000		Bank Of America Corporation	3,179,200
65,000		KeyCorp	1,433,250
15,000		M&T Bank Corporation	1,231,200
50,000		National City Corporation	793,000
70,000		State Street Corporation	5,498,500
35,000		The Bank of New York Mellon Corporation	1,535,450
115,000		U.S. Bancorp	3,682,300
70,000		Wachovia Corporation	2,143,400
45,000		Wells Fargo & Company	1,315,350

		Total	20,811,650

		Diversified Financial Services - 5.6%
30,000		Ameriprise Financial, Inc.	1,519,200
10,000		BlackRock, Inc.	1,932,500
60,000		CIT Group Inc.	1,333,200
15,000		Citigroup Inc.	355,650
10,000	(1)	IntercontinentalExchange, Inc.	1,303,000
85,000		JPMorgan Chase & Co.	3,455,250
18,000		The Goldman Sachs Group, Inc.	3,053,340

		Total	12,952,140

		Insurance - 9.1%
35,000		Aflac Incorporated	2,184,350
155,000		Loews Corporation	6,485,200
60,000		MetLife, Inc.	3,495,600
25,000		Prudential Financial, Inc.	1,824,250
20,000		The Chubb Corporation	1,018,000
130,000		The Travelers Companies, Inc.	6,033,300

		Total	21,040,700

Regions Morgan Keegan Select Value Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Shares			Value
		Savings & Loan - 0.3%
50,000		Hudson City Bancorp, Inc.	793,500

		Total Financials	55,597,990

		Industrials - 11.3%
		Aerospace/ Defense - 1.4%
50,000		Raytheon Company	3,242,000
		Electronics - 1.2%
50,000	(1)	Thermo Fisher Scientific, Inc.	2,796,500
		Engineering & Construction - 0.8%
15,000		Chicago Bridge & Iron Company N.V.	697,800
24,000	(1)	McDermott International, Inc.	1,253,280

		Total	1,951,080

		Metal Fabrication - 0.5%
10,000		Precision Castparts Corp.	1,103,900
		Machinery - 4.6%
20,000	(1)	AGCO Corporation	1,297,200
110,000		Deere & Company	9,373,100

		Total	10,670,300

		Manufacturing - 0.7%
50,000		General Electric Company	1,657,000
		Transportation - 2.1%
55,000		Burlington Northern Santa Fe Corporation	4,827,900

		Total Industrials	26,248,680

		Technology - 6.0%
		Computers - 2.8%
12,000	(1)	Apple, Inc.	1,500,240
80,000		Hewlett-Packard Company	3,821,600
62,500	(1)	Sun Microsystems, Inc.	1,025,000

		Total	6,346,840

		Semiconductors - 3.2%
75,000		Applied Materials, Inc.	1,437,750
150,000		Intel Corporation	2,995,485
40,000	(1)	MEMC Electronic Materials, Inc.	3,051,200

		Total	7,484,435

		Total Technology	13,831,275

		Utilities - 4.0%
		Electric - 4.0%
80,000		Allegheny Energy, Inc.	4,053,600
25,000		Entergy Corporation	2,568,500
25,000		Exelon Corporation	1,871,250
10,000		FirstEnergy Corp.	675,900

		Total Utilities	9,169,250

		Total Common Stocks (identified cost $178,101,177)	218,678,216

Exchange Traded Funds - 1.0%
10,000		Ultra Consumer Services ProShares	453,100
60,000		Ultra Financials ProShares	1,919,400

		Total	2,372,500

		Total Exchange Traded Funds (identified cost $2,895,635)	2,372,500

Regions Morgan Keegan Select Value Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Shares		Value
Short-Term Investments - 5.6%
6,441,203	Fidelity Institutional Money Market Fund	6,441,203
6,441,204	Lehman Brothers Prime Money Market Fund	6,441,204

	Total Short-Term Investments (identified cost $12,882,407)	12,882,407

	Total Investments - 101.2% (identified cost $193,879,219)	233,933,123

	Other Assets and Liabilities - net - (1.2)%	(2,873,740)

	Total Net Assets - 100.0%	$ 231,059,383

(1)	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Shares			Value
Common Stocks - 60.8%
		Basic Materials - 6.7%
		Mining - 6.7%
36,000	(2)	Agnico-Eagle Mines Limited	$2,476,800
100,000		Barrick Gold Corporation	5,195,000
70,000		Newmont Mining Corporation	3,581,900

		Total	11,253,700

		Total Basic Materials	11,253,700

		Communications - 3.9%
		Internet - 1.4%
5,000	(1)	Google, Inc.	2,355,900
		Telecommunications - 2.5%
90,000	(1)	Cisco Systems, Inc.	2,195,100
30,000		QUALCOMM Incorporated	1,271,697
20,000		Verizon Communications Inc.	726,400

		Total	4,193,197

		Total Communications	6,549,097

		Consumer Products - 15.2%
		Agriculture - 4.3%
40,000		Altria Group, Inc.	2,925,600
30,000		Archer-Daniels-Midland Company	1,353,000
14,000	(2)	Bunge Limited	1,551,760
100,000	(1)(2)	AMR Corporation	1,281,000

		Total	7,111,360

		Beverages - 0.8%
20,000		PepsiCo, Inc.	1,391,200
		Biotechnology - 1.5%
16,000	(1)	Celgene Corporation	902,558
20,000	(1)	Genentech, Incorporated	1,515,000

		Total	2,417,558

		Cosmetics/ Personal Care - 1.1%
28,000		The Procter & Gamble Company	1,853,040
		Healthcare Products - 1.5%
24,000		Johnson & Johnson	1,487,040
20,000		Medtronic, Inc.	987,200

		Total	2,474,240

		Healthcare Services - 0.5%
10,000		UnitedHealth Group Incorporated	464,800
6,000	(1)	WellPoint, Inc.	420,480

		Total	885,280

		Pharmaceuticals - 3.4%
34,000		Abbott Laboratories	1,820,700
26,000		Allergan, Inc.	1,539,980
16,000		Eli Lilly and Company	800,320
32,000	(1)	Gilead Sciences, Inc.	1,514,240

		Total	5,675,240

		Retail - 2.1%
10,000		Abercrombie & Fitch Co.	775,300
20,000		Lowe’s Companies, Inc.	479,400
30,000	(2)	The Home Depot, Inc.	796,500
30,000		Wal-Mart Stores, Inc.	1,487,700

		Total	3,538,900

		Total Consumer Products	25,346,818

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Shares			Value
		Energy - 12.7%
		Coal - 0.8%
24,000		Arch Coal, Incorporated	1,226,160
		Oil & Gas - 9.9%
42,000		Devon Energy Corporation	4,314,240
65,000		Exxon Mobil Corporation	5,655,650
30,000		Occidental Petroleum Corporation	2,321,100
40,000	(2)	Sunoco, Inc.	2,443,200
30,000		XTO Energy Inc.	1,851,300

		Total	16,585,490

		Oil and Gas Services - 2.0%
30,000		Halliburton Company	1,149,000
10,000	(1)	Oceaneering International, Inc.	600,000
15,000		Schlumberger Limited	1,296,750
5,000		Smith International, Inc.	315,150

		Total	3,360,900

		Total Energy	21,172,550

		Financials - 6.1%
		Banks -1.2%
24,000		Bank of America Corporation	953,760
14,000		Wachovia Corporation	428,680
20,000	(2)	Wells Fargo & Company	584,600

		Total	1,967,040

		Diversified Financial Services - 2.6%
20,000		American Express Company	846,000
16,000		Ameriprise Financial, Inc.	810,240
40,000		Citigroup Inc.	948,400
1,000		CME Group Inc.	513,300
7,000		The Goldman Sachs Group, Inc.	1,187,410

		Total	4,305,350

		Insurance - 2.3%
40,000	(2)	Aflac Incorporated	2,496,400
30,000		American International Group, Inc.	1,405,800

		Total	3,902,200

		Total Financials	10,174,590

		Industrials - 9.4%
		Aerospace/Defense - 1.0%
24,000		United Technologies Corporation	1,692,240
		Electronics - 0.1%
4,000	(2)	Garmin Ltd.	234,840
		Engineering and Construction - 1.4%
28,000	(1)(2)	Jacobs Engineering Group Inc.	2,248,120
		Machinery - 2.8%
30,000	(2)	Caterpillar, Inc.	2,169,900
30,000		Deere & Company	2,556,300

		Total	4,726,200

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Shares			Value
		Manufacturing - 2.0%
100,000		General Electric Company	3,314,000
		Transportation - 2.1%
18,000		Burlington Northern Santa Fe Corporation	1,580,040
16,000		Union Pacific Corporation	1,996,160

		Total	3,576,200

		Total Industrials	15,791,600

		Technology - 6.8%
		Computers - 4.3%
5,000	(1)	Apple Computer, Inc.	625,100
34,000		Hewlett-Packard Company	1,624,180
30,000		International Business Machines Corporation	3,415,800
14,000	(1)(2)	Research In Motion Limited	1,453,200

		Total	7,118,280

		Semiconductors - 1.4%
50,000		Applied Materials, Inc.	958,500
40,000		Intel Corporation	798,796
20,000	(2)	Texas Instruments Incorporated	599,200

		Total	2,356,496

		Software - 1.1%
10,000		Microsoft Corporation	271,999
80,000	(1)	Oracle Corporation	1,504,000

		Total	1,775,999

		Total Technology	11,250,775

		Total Common Stocks (identified cost $70,815,801)	101,539,130

Principal Amount			Value
Corporate Bonds - 10.2%
		Consumer Staples - 1.3%
		Food - 0.6%
$1,000,000		Kraft Foods, Inc., 4.125%, 11/12/2009	1,008,365
		Personal Products - 0.7%
1,000,000		The Procter & Gamble Company, 6.875%, 9/15/2009	1,070,153

		Total Consumer Staples	2,078,518

		Energy - 0.3%
		Oil & Gas - 0.3%
500,000		ConocoPhillips, 4.750%, 10/15/2012	523,346

		Total Energy	523,346

		Financials - 3.7%
		Diversified Financial Services - 2.5%
1,000,000		Caterpillar Financial Services, 3.700%, 8/15/2008	1,000,430
1,000,000		Caterpillar Financial Services, 4.500%, 6/15/2009	1,015,741
1,000,000		General Electric Company, 5.500%, 11/15/2011	1,011,338
1,000,000		John Deere Capital Corp., 4.875%, 3/16/2009	1,013,120

		Total	4,040,629

		Insurance - 0.3%
500,000		MetLife Inc, 5.375%, 12/15/2012	523,514
		Investment Services - 0.9%
500,000	(2)	Goldman Sachs Group, Inc., 4.500%, 6/15/2010	512,994
1,000,000	(2)	Morgan Stanley, 5.050%, 1/21/2011	1,023,560

		Total	1,536,554

		Total Financials	6,100,697

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Shares			Value
		Healthcare - 1.3%
		Healthcare Products - 0.7%
1,000,000	(2)	Johnson & Johnson, 5.150%, 8/15/2012	1,087,516
		Pharmaceuticals - 0.6%
1,000,000		Abbott Laboratories, Note, 3.500%, 2/17/2009	1,003,473

		Total Healthcare	2,090,989

		Industrials - 0.6%
		Industrial Conglomerates - 0.6%
1,000,000		United Technologies Corp., 4.375%, 5/1/2010	1,031,763

		Total Industrials	1,031,763

		Services - 0.6%
		Retail - 0.6%
1,000,000	(2)	The Home Depot, Inc., 5.200%, 3/1/2011	1,011,831

		Total Services	1,011,831

		Technology - 0.3%
		Software - 0.3%
500,000		Oracle Corporation, 5.000%, 1/15/2011	517,946

		Total Technology	517,946

		Telecommunication Services - 1.2%
		Diversified Telecommunication Services - 1.2%
500,000		AT&T Inc, 5.100%, 9/15/2014	507,474
500,000		AT&T Inc, 5.300%, 11/15/2010	525,673
1,000,000		New York Telephone Co, 6.125%, 1/15/2010	1,038,764

		Total Telecommunication Services	2,071,911

		Utilities - 0.9%
		Electric Utilities - 0.9%
500,000		Detroit Edison Company, 6.125%, 10/1/2010	534,660
1,000,000		Duke Energy, 4.200%, 10/1/2008	1,005,373

		Total Utilities	1,540,033

		Total Corporate Bonds (identified cost $16,479,074)	16,967,034

Government & Agency Securities - 6.5%
		Federal Home Loan Bank - 3.1%
1,000,000		6.210%, 6/2/2009	1,047,646
1,000,000	(2)	4.375%, 10/22/2010	1,044,551
2,000,000		5.450%, 9/2/2011	2,028,082
1,000,000		4.750%, 1/19/2016	1,047,933

		Total Federal Home Loan Bank	5,168,212

		Federal National Mortgage Association - 3.4%
1,000,000		6.000%, 5/15/2008	1,006,325
1,500,000	(2)	4.250%, 8/15/2010	1,560,746
1,000,000		5.625%, 8/22/2011	1,013,838
1,000,000		5.000%, 10/15/2011	1,069,539
1,000,000	(2)	4.625%, 10/15/2013	1,056,145

		Total Federal National Mortgage Association	5,706,593

		Total Government and Agency Securities (identified cost $10,501,561)	10,874,805

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Shares			Value
Mortgage Backed Securities - 3.1%
		Government National Mortgage Association - 3.1%
664,367		5.000%, 2/15/2018	664,367
733,310		5.000%, 2/15/2018	733,310
742,200		5.000%, 3/15/2018	742,200
816,998		5.000%, 5/15/2018	816,998
1,087,347		5.000%, 6/15/2019	1,087,347
1,146,368		5.000%, 8/15/2019	1,146,368
		Total Mortgage Backed Securities (identified cost $5,235,387)	5,190,590

U.S. Treasury Obligations - 10.4%
		U.S. Treasury Notes - 10.4%
1,000,000	(2)	3.500%, 12/15/2009	1,033,359
1,000,000	(2)	4.375%, 8/15/2012	1,085,781
2,000,000	(2)	4.750%, 5/15/2014	2,218,594
3,000,000	(2)	4.500%, 11/15/2015	3,262,266
2,000,000	(2)	4.500%, 2/15/2016	2,171,250
4,000,000	(2)	4.875%, 8/15/2016	4,433,124
1,000,000	(2)	4.500%, 11/30/2011	1,084,766
2,000,000	(2)	4.625%, 2/15/2017	2,176,250
		Total U.S. Treasury Obligations (identified cost $16,058,898)	17,465,390

Shares			Value
Exchange Traded Funds - 3.1%
12,000	(2)	iShares MSCI EAFE Index	857,519
16,000	(1)(2)	iShares Silver Trust	3,146,880
40,000	(2)	Semiconductor HOLDRs	1,142,000
		Total Exchange Traded Funds (identified cost $4,463,437)	5,146,399

Short-Term Investments - 28.9%
38,631,188		Bank of New York Institutional Cash Reserves Fund
		(held as collateral for securities lending)	38,631,188
4,807,937		Fidelity Institutional Money Market Fund	4,807,937
4,807,937		Lehman Brothers Prime Money Market Fund	4,807,937
		Total Short-Term Investments (identified cost $48,247,062)	48,247,062

Principal Amount			Value
Certificates of Deposit - 0.6%
$998,237		Bank of Ireland, 4.659%, 2/12/2009
		(held as collateral for securities lending)	998,237
		Total Certificates of Deposit (identified cost $998,237)	998,237

		Total Investments - 123.6% (identified cost $172,799,457)	206,428,647

		Other Assets and Liabilities - net - (23.6%)	(39,462,818)

		Total Net Assets - 100.0%	$166,965,829

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

	Call Options Written
	February 29, 2008

Number of Contracts	Common Stocks/ Expiration Date/ Exercise Price	Value
200	Aflac Incorporated/ May 2008/ $65	49,000
100	American Express/ April 2008/ $50	4,000
240	Arch Coal, Incorporated/ July 2008/ $60	81,600
140	Bank of America Corporation/ May 2008/ $45	12,600
400	Exxon Mobil Corporation/ April 2008/ $90	88,000
100	Genentech, Incorporated/ June 2008/ $75	59,000
150	Schlumberger Limited/ June 2008/ $95	4,250
160	Union Pacific Corporation/ May 2008/ $140	15,200
140	United Technologies Corporation/ May 2008/ $80	7,000
100	Wells Fargo & Company/ April 2008/ $35	3,000

	Total Call Options Written (Premiums Received $422,544)	323,650

(1)	Non-income producing security.

(2)	Certain shares are temporarily on loan to unaffiliated broker dealers.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Fixed Income Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Principal Amount			Value
Corporate Bonds - 28.0.%
		Energy - 1.3%
		Oil & Gas - 1.3%
$2,000,000		Atlantic Richfield Co., 5.900%, 4/15/2009	$2,060,192

		Total Energy	2,060,192

		Financials -14.1%
		Commercial Banks - 5.6%
3,000,000		Bank of America Corp., 7.800%, 2/15/2010	3,233,094
2,000,000		J.P. Morgan Chase & Co., 7.000%, 11/15/2009	2,121,842
1,500,000		Northern Trust Co., 7.100%, 8/1/2009	1,580,748
2,000,000	(1)	Wachovia Corp., 5.750%, 6/15/2017	2,023,748

		Total	8,959,432

		Consumer Finance - 3.1%
5,000,000		American General Finance Corp., 4.625%, 9/1/2010	5,025,075
		Diversified Telecommunication Services - 0.7%
1,000,000		Bellsouth Capital Funding Corp., 7.750%, 2/15/2010	1,080,345
		Investment Services - 3.5%
2,000,000		Lehman Brothers Holdings, Inc., 6.875%, 7/17/2037	1,901,244
2,000,000		Merrill Lynch & Co., 6.110%, 1/29/2037	1,673,636
2,000,000		The Goldman Sachs Group, Inc., 5.500%, 11/15/2014	2,054,156

		Total	5,629,036

		Property/Casualty Insurance - 1.2%
2,000,000		The Travelers Cos. Inc., 6.250%, 6/15/2037	1,937,194

		Total Financials	22,631,082

		Industrials - 12.0%
		Beverages - 1.7%
2,500,000		PepsiCo Inc., 4.650%, 2/15/2013	2,620,985
		Conglomerates - 2.0%
3,000,000		Honeywell International Inc., 7.500%, 3/1/2010	3,259,959
		Electrical Equipment - 1.6%
2,500,000	(1)	Emerson Electric Co., 5.850%, 3/15/2009	2,557,337
		Food - 1.7%
2,500,000		Kellogg Co., 5.125%, 12/3/2012	2,624,700
		Retail - 5.0%
1,200,000		McDonald’s Corp., 4.300%, 3/1/2013	1,220,959
2,000,000		Target Corp., 5.375%, 5/1/2017	2,009,180
3,000,000	(1)	The Home Depot, Inc., 5.400%, 3/1/2016	2,827,122
2,000,000		Wal-Mart Stores Inc., 5.875%, 4/5/2027	2,003,300

		Total	8,060,561

		Total Industrials	19,123,542

Regions Morgan Keegan Select Fixed Income Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Principal Amount			Value
		Utility - 0.6%
		Electric - 0.6%
1,000,000	(1)	Alabama Power Co., 4.850%, 12/15/2012	1,036,928

		Total Utility	1,036,928

		Total Corporate Bonds (identified cost $44,286,163)	44,851,744

Government & Agency Securities - 35.0%
		Federal Home Loan Bank - 1.2%
800,000		4.000%, 3/30/2012	826,661
1,000,000		7.375%, 2/12/2010	1,094,215

		Total	1,920,876

		Federal Home Loan Mortgage Corporation - 17.5% (2)
3,000,000		5.000%, 4/15/2025	3,073,353
7,000,000		5.000%, 6/15/2033	7,012,880
3,000,000	(1)	5.750%, 1/15/2012	3,291,993
5,529,865		6.000%, 4/1/2036	5,652,075
8,791,856		6.000%, 7/1/2037	8,984,222

		Total	28,014,523

		Federal National Mortgage Association - 16.3% (2)
2,621,778		5.000%, 1/1/2020	2,659,243
2,700,000		5.000%, 3/25/2024	2,738,642
7,000,000		5.000%, 7/25/2033	6,805,981
13,655,770		5.500%, 7/1/2034	13,769,932

		Total	25,973,798

		Total Government & Agency Securities (identified cost $55,121,809)	55,909,197

Asset-Backed Securities - 1.3%
		Collateralized Debt Obligations - 0.5%
1,000,000	(3)	Soloso 2005-1A A3L, 6.543%, 10/15/2035	865,000
		Commercial Loans - 0.5%
1,000,000	(3)	Timberstar Trust 2006-1A, 6.208%, 10/15/2036	826,470
		Home Equity Loans - 0.3%
4,172,000		Soundview Home Equity 2005-B M9, 7.054%, 5/25/2035	454,560

		Total Asset-Backed Securities (identified cost $6,029,599)	2,146,030

Regions Morgan Keegan Select Fixed Income Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Principal Amount			Value
Mortgage-Backed Securities - 21.8%
		Government National Mortgage Association - 4.3%
1,375,166		5.500%, 10/15/2017	1,411,636
1,114,356		5.500%, 2/15/2018	1,144,131
1,118,896		5.500%, 2/15/2018	1,148,793
1,496,313		5.500%, 9/15/2019	1,535,606
1,585,352		5.500%, 11/15/2019	1,626,984

		Total	6,867,150

		Collateralized Mortgage Obligations - 17.5%
7,000,000		Countrywide Alternative Loan Trust 2005-6CB, 5.500%, 4/25/2035	6,599,642
988,185		Downey Savings & Loan 2004-AR3 2A2A, 5.056%, 7/19/2044	931,941
2,715,731		GSR Mortgage Loan Trust 2004-7 2A1, 4.145%, 6/25/2034	2,735,830
5,530,911		J.P. Morgan Mortgage Trust 2005-A1 3A3, 4.900%, 2/25/2035	5,497,748
3,938,562		Master Mortgage 2005-1 9A1, 5.237%, 1/25/2035	3,841,236
2,162,613		Merrill Lynch 2005-A1 2A1, 4.523%, 12/25/2034	2,191,825
500,000		Residential Funding Mortgage 2004-S9, 5.500%, 12/25/2034	482,879
4,587,625		Structured Mortgage 2005-1 5A2, 5.172%, 2/25/2035	4,682,906
1,000,000		Structured Adjustable Rate Mortgage 2006-3 3A2, 5.750%, 4/25/2036	1,014,150

		Total	27,978,157

		Total Mortgage-Backed Securities (identified cost $35,461,426)	34,845,307

U.S. Treasury Obligations - 9.5%
		U.S. Treasury Notes - 9.5%
1,500,000	(1)	3.375%, 11/30/2012	1,560,000
3,500,000	(1)	4.250%, 8/15/2015	3,751,562
2,000,000	(1)	4.500%, 11/30/2011	2,169,532
2,000,000		4.500%, 3/31/2012	2,173,750
2,000,000	(1)	4.500%, 2/15/2016	2,171,250
3,000,000	(1)	4.750%, 5/15/2014	3,327,891

		Total U.S. Treasury Notes (identified cost $14,086,204)	15,153,985

Shares			Value
Short-Term Investments - 16.9%
20,530,414		Bank of New York Institutional Cash Reserves Fund (held as
		collateral for securities lending)	20,530,414
3,219,902		Fidelity Institutional Money Market Fund	3,219,902
3,219,902		Lehman Brothers Prime Money Market Fund	3,219,902

		Total Short-Term Investments (identified cost $26,970,218)	26,970,218

Regions Morgan Keegan Select Fixed Income Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
Certificates of Deposit - 0.6%
$1,001,593	Unicredito Italiano Yankee, 3.134%, 5/2/2008 (held as collateral for securities lending)	1,001,593

	Total Certificates of Deposit (identified cost $1,001,593)	1,001,593

	Total Investments - 113.1% (identified cost $182,957,012)	180,878,074

	Other Assets and Liabilities - net - (13.1)%	(20,905,940)

	Total Net Assets - 100.0%	$159,972,134

(1)	Certain principal amounts are temporarily on loan to unaffiliated broker-dealers.

(2)	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

(3)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institution buyers.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Limited Maturity Fixed Income Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Principal Amount			Value
Corporate Bonds - 18.4%
		Chemicals - 2.8%
$500,000		E.I. Du Pont de Nemours & Co., 6.875%, 10/15/2009	$530,859
		Finance - 7.8%
500,000		Bear Stearns Cos Inc., 5.850%, 7/19/10	504,817
500,000		Caterpillar Financial Services Corporation, 4.500%, 6/15/2009	507,870
500,000		Marshall & Ilsley Corporation, 4.375%, 8/1/2009	504,126

			1,516,813

		Food & Beverage - 2.6%
500,000		Diageo Capital PLC, 4.375%, 5/3/2010	510,456
		Retail - 2.6%
500,000		Home Depot Inc., 3.750%, 9/15/09	497,371
		Telecommunications - 2.6%
500,000		AT&T Inc., 4.125%, 9/15/2009	506,533

		Total Corporate Bonds (identified cost $3,510,034)	3,562,032

Government & Agency Securities - 27.2%
		Federal Home Loan Bank - 25.8%
5,000,000		4.000%, 3/10/2008	4,999,963
		Federal Home Loan Mortgage Corporation - 1.4% (2)
277,462		5.000%, 1/15/2016	278,590

		Total Government & Agency Securities (identified cost $5,280,536)	5,278,553

Asset-Backed Securities - 0.7%
		Home Equity Loans - 0.7%
1,200,000		Soundview Home Equity Loan Trust 2005-B M9, 7.054%, 5/25/35	130,746

		Total Asset-Backed Securities (identified cost of $1,159,041)	130,746

Mortgage-Backed Securities - 37.2%
		Collateralized Mortgage Obligations - 37.2%
2,428,839		CS First Boston Mortgage Securities Corporation 2003 AR24, 4.036%, 10/25/33	2,439,902
312,058		Downey Savings & Loan 2004-AR3 2A2A, 3.489%, 7/19/44	294,297
814,719		GSR Mortgage Loan Trust 2004-7 2A1, 4.147%, 6/25/34	820,749
496,975		Harborview Mortgage Loan Trust 2005-7 1A, 6.020%, 6/19/45	442,457
1,559,720		Merrill Lynch Mortgage Investors Inc. 2005-A1, 4.521%, 12/25/34	1,580,789
1,631,735		Wells Fargo Mortgage Backed Securities Trust 2005-AR3, 4.204%, 3/25/35	1,630,589

		Total Mortgage-Backed Securities (identified cost $7,224,936)	7,208,783

U.S. Treasury Obligations - 15.1%
		U.S. Treasury Notes - 15.1%
700,000	(1)	4.750%, 2/28/2009	720,945
100,000		4.875%, 4/30/2008	100,453
2,000,000	(1)	4.875%, 8/15/2009	2,095,000

		Total U. S. Treasury Obligations (identified cost $2,801,419)	2,916,398

Regions Morgan Keegan Select Limited Maturity Fixed Income Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Shares		Value
Short-Term Investments - 15.7%
2,878,759	Bank of New York Institutional Cash Reserves Fund (held as collateral for securities lending)	2,878,759
77,968	Fidelity Institutional Money Market Fund	77,968
77,968	Lehman Brothers Prime Money Market Fund	77,968

	Total Short-Term Investments (identified cost $3,034,695)	3,034,695

	Total Investments - 114.3% (identified cost $23,010,661)	22,131,207

	Other Assets and Liabilities - Net - (14.3)%	(2,763,384)

	Total Net Assets-100%	$19,367,823

(1)	Certain principal amounts are temporarily on loan to unaffiliated broker dealers.

(2)	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
Municipal Bonds - 97.9%
	Alabama - 19.3%
$1,000,000	Alabama State Public School & College Authority Capital Improvement, Revenue Bonds, 5.000%, 12/1/2018	$1,053,530
500,000	Alabama Water Pollution Control Authority, Revenue Bonds, 4.750% (AMBAC INS), 8/15/2014	502,210
430,000	Athens, Alabama , GO UT Warrants, 4.650% (AMBAC INS), 8/1/2011	436,876
250,000	Baldwin County Alabama, Refunding Bonds, 5.200% (FSA LOC), 6/1/2008	251,437
500,000	Decatur, Alabama Water Authority, Revenue Bonds, 4.650% (FSA LOC), 5/1/2010	515,215
500,000	Huntsville, Alabama Health Care Authority, Revenue Bond, 4.700% (MBIA INS), 6/1/2012	522,620
500,000	Huntsville, Alabama Water Systems, Revenue Bond Warrants, 4.875%, 11/1/2015	508,270
500,000	Limestone County Alabama Water Authority, 4.700% (AMBAC INS), 12/1/2009	512,035
250,000	Mobile, Alabama, GO UT Warrants, 5.200% (AMBAC INS), 2/15/2010	261,370
500,000	Scottsboro, Alabama Waterworks Sewer & Gas Board, Revenue Bonds, 4.400% (MBIA INS), 8/1/2012	506,860
250,000	Shelby County Alabama Board of Education, GO LTD Warrants, 4.500% (AMBAC INS), 2/1/2009	254,150
500,000	Shelby County Alabama Board of Education, GO LTD, 4.750%, 2/1/2013	510,805
250,000	Southeast Alabama Gas District, Revenue Bonds (Series A), 5.250% (AMBAC INS), 6/1/2011	268,003
1,000,000	Tuscaloosa, Alabama, GO UT Warrants, 4.500%, 2/15/2013	1,035,030
245,000	Tuscaloosa, Alabama City Board of Education, Warrants, 4.550%, 2/15/2010	245,394
500,000	The Board of Trustees of the University of Alabama, Revenue Bonds, 5.375% (FGIC LOC), 10/1/2011	521,465

	Total	7,905,270

	Arkansas - 3.1%
250,000	Arkansas State Development Finance Authority, Revenue Bonds, 4.000% (AMBAC INS), 12/1/2011	256,010
1,000,000	Little Rock, Arkansas, GO LTD, 4.000% (FSA LOC), 4/1/2014	1,019,430

	Total	1,275,440

	California - 2.8%
1,000,000	California State, GO UT, 6.000%, 2/1/2016	1,135,090

	Colorado - 2.5%
85,000	Lower Colorado River Authority, Prerefunded, Revenue Bonds, 5.250%, 5/15/2021	92,215
915,000	Lower Colorado River Authority, Unrefunded, Revenue Bonds, 5.250%, 5/15/2021	927,371

	Total	1,019,586

	Florida - 5.7%
750,000	Broward County Florida, GO UT (Series B), 5.000%, 1/1/2012	795,120
250,000	Florida State Department of Transportation, GO UT (Series A), 5.000%, 7/1/2016	263,545
1,000,000	JEA Florida Electric Systems, Revenue Bonds (Series D), 4.400%, 10/1/2018	971,140
300,000	Palm Beach County Florida Solid Waste Authority, Revenue Bonds (Series A), 6.000% (AMBAC INS), 10/1/2009	312,537

	Total	2,342,342

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Georgia - 6.4%
300,000	Atlanta and Fulton County Recreation Authority, Revenue Bonds, 4.750% (AMBAC INS), 12/1/2010	313,611
500,000	Augusta, Georgia Water & Sewer Authority, Revenue Bonds, 4.000% (FSA LOC), 10/1/2012	514,730
250,000	Fayette County Georgia School District, GO UT, 4.625%, 3/1/2010	258,667
1,000,000	Gwinnett County Georgia Water & Sewer Authority, Revenue Bonds, 4.000%, 8/1/2015	1,014,710
500,000	Roswell, Georgia, GO UT, 4.250%, 2/1/2011	516,830

	Total	2,618,548

	Illinois - 4.5%
1,300,000	Chicago, Illinois, GO UT (Series B), 5.000%, 1/1/2025	1,285,336
500,000	Illinois Health Facilities Authority, Revenue Bonds, 6.125%, 11/15/2022	540,400

	Total	1,825,736

	Indiana - 4.0%
1,000,000	Indiana State Office Building & Facility, Revenue Bonds, 5.250% (FGIC INS), 7/1/2015	1,071,400
500,000	Indianapolis, Indiana Public Improvement Board, Revenue Bonds, 6.000%, 1/10/2020	561,525

	Total	1,632,925

	Kansas - 0.8%
300,000	Kansas State Development Finance Authority, Revenue Bonds, 5.000% (MBIA INS), 6/1/2011	316,665

	Kentucky - 1.9%
500,000	Kentucky State Property & Building Commission, Revenue Bonds, 5.750%, 10/1/2012	534,680
250,000	Louisville, Kentucky Public Properties Corp. First Mortgage, Revenue Bonds, 4.550% (MBIA INS), 12/1/2008	253,500

	Total	788,180

	Maryland - 1.3%
500,000	Maryland State & Local Facilities, GO UT (Series II), 5.500%, 7/15/2013	551,040

	Missouri - 7.1%
1,000,000	Missouri State Environmental Energy Authority, Revenue Bonds (Series B), 5.125%, 1/1/2020	1,031,570
750,000	Missouri State Highway & Transportation, Revenue Bonds (Series A), 5.625%, 2/1/2018	804,802
1,000,000	Missouri State Highway & Transportation, Revenue Bonds (Series A), 5.250%, 2/1/2020	1,073,910

	Total	2,910,282

	North Carolina - 8.6%
1,000,000	Greensboro, North Carolina, GO UT (Series A), 4.000%, 2/1/2013	1,027,790
500,000	Mecklenburg County North Carolina, GO UT (Series A), 4.000%, 2/1/2015	507,080
250,000	North Carolina Infrastructure Financial Corp., Revenue Bonds, 5.000%, 10/1/2011	265,245
750,000	Wake County North Carolina, GO UT (Series A), 4.000%, 4/1/2013	772,200
1,000,000	Wake County North Carolina, GO UT Refunding Bonds, 4.000%, 3/1/2015	1,020,800

	Total	3,593,115

	South Carolina - 8.1%
1,000,000	South Carolina State, GO UT, 4.000%, 1/1/2014	1,017,520
500,000	South Carolina State, GO UT (Series A), 4.600%, 5/1/2012	517,325
1,000,000	South Carolina State Public Service Authority, Revenue Bonds (Series A), 5.000% (AMBAC), 1/1/2018	1,039,310
750,000	South Carolina State Public Service Authority, Revenue Bonds (Series A), 5.000% (AMBAC), 1/1/2022	752,378

	Total	3,326,533

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Principal Amount		Value
	Tennessee - 1.2%
500,000	Metropolitan Government Nashville & Davidson County Tennessee Water & Sewer, Revenue Bonds (Series A), 4.750%, 1/1/2014	505,785

	Texas - 11.7%
500,000	Austin, Texas Public Improvement, GO UT, 4.750%, 9/1/2014	502,565
1,000,000	Dallas, Texas Waterworks & Sewer System, Revenue Bonds, 4.125% (FSA LOC), 4/1/2013	1,028,330
830,000	Denton, Texas Utility, Prerefunded, Revenue Bonds, 5.125% (AMBAC INS), 12/1/2018	883,220
170,000	Denton, Texas Utility, Unrefunded, Revenue Bonds, 5.125% (AMBAC INS), 12/1/2018	172,798
500,000	Fort Worth, Texas, GO LTD, 4.000%, 3/1/2013	510,430
500,000	San Antonio, Texas, GO LTD (Series A), 5.250%, 2/1/2010	522,470
275,000	Texas State Public Finance Authority, GO UT, 5.000%, 10/1/2017	284,752
500,000	Tomball, Texas, GO UT, 4.500% (MBIA INS), 2/15/2011	519,545
350,000	University of Texas, Revenue Bonds (Series B), 5.250%, 8/15/2013	379,935

	Total	4,804,045

	Virginia - 7.6%
1,000,000	Virginia Commonwealth Transportation Board Revenue, 5.000%, 5/15/2012	1,067,250
1,000,000	Virginia State Public Building Authority, Revenue Refunding Bonds (Series A), 5.000%, 8/1/2015	1,049,380
1,000,000	Virginia State Resource Authority Infrastructure, Revenue Pooled Loan Bond (Series D), 5.000%, 5/1/2020	1,014,790

	Total	3,131,420

	Washington - 1.3%
500,000	Washington State, GO UT (Series B), 5.500%, 5/1/2009	517,020

	Total Municipal Bonds (identified cost $40,186,744)	40,199,022

Shares		Value
Short-Term Investments - 1.4%
576,571	Federated Tax-Free Obligations Money Market Fund	576,571

	Total Short-Term Investments (identified cost $576,571)	576,571

	Total Investments - 99.3% (identified cost $40,763,315)	40,775,593

	Other Assets and Liabilities - Net - 0.7%	281,184

	Total Net Assets - 100.0%	$41,056,777

At February 29,2008, the Fund held no securities that are subject to federal alternative minimum tax (AMT).

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

The following acronyms are used throughout this portfolio :

AMBAC - American Municipal Bond Assurance Corporation

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance

GO - General Obligation

INS - Insured

LOC - Letter of Credit

LTD - Limited Tax

MBIA - Municipal Bond Investors Assurance Corporation

UT - Unlimited Tax

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Treasury Money Market Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Principal Amount			Value
U.S. Treasury Obligations - 93.4%
		U.S. Treasury Bills - 88.3%
$120,000,000	(1)(2)	2.15% - 3.97%, 3/6/2008	$119,953,844
100,000,000	(1)	2.36% - 2.51%, 3/13/2008	99,918,927
125,000,000	(1)	2.39% - 2.71%, 3/20/2008	124,815,199
120,000,000	(1)	1.96% - 3.31%, 3/27/2008	119,760,690
80,000,000	(1)(2)	1.97% - 3.35%, 4/3/2008	79,803,100
80,000,000	(1)	1.99% - 3.42%, 4/17/2008	79,704,291
20,000,000	(1)	3.20%, 4/24/2008	19,905,350
40,000,000	(1)	3.25% - 3.26%, 5/1/2008	39,782,755
50,000,000	(1)	2.28%, 5/8/2008	49,789,389
30,000,000	(1)	2.29%, 5/29/2008	29,834,237
140,000,000	(1)	2.08% - 2.52%, 4/15/2008	139,586,375
140,000,000	(1)(2)	1.88% - 2.30%, 3/17/2008	139,864,544

			1,042,718,701

		U.S. Treasury Notes - 5.1%
60,000,000	(1)	1.92% - 3.16%, 4/30/2008	60,268,183

		Total U. S. Treasury Obligations (amortized cost $1,102,986,884)	1,102,986,884

Shares			Value
Short-Term Investments - 6.8%
40,610,135		BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 2.37%	40,610,135
1,547,065		Federated U.S. Treasury Cash Reserve Fund, 2.14%	1,547,065
38,105,996		Goldman Sachs Financial Square Trust, 2.16%	38,105,996

		Total Short-Term Investments (amortized cost $80,263,196)	80,263,196

Principal Amount			Value
Repurchase Agreement - 6.8%
$80,004,081	(4)	Pool of Repurchase Agreements held as collateral for securities lending	80,004,081

		Total Repurchase Agreements (amortized cost $80,004,081)	80,004,081

		Total Investments - 107.0% (amortized cost $1,263,254,161) (3)	1,263,254,161

		Other Assets and Liabilities - Net - (7.0)%	(82,673,658)

		Total Net Assets - 100.0%	$1,180,580,503

(1)	Yield at date of purchase.

(2)	Certain principal amounts are temporarily on loan to unaffiliated broker dealers.

(3)	Also represents cost for federal income tax purposes.

(4)	Pool of Repurchase Agreements held as collateral for securities lending :

	Date of Agreement	Proceeds	Collateral Description	Collateral Mkt Value
Credit Suisse (USA) Inc., 1.86%, 3/3/2008	2/29/2008	$10,802,209	11,017,130 various U.S. Treasury securities	11,017,130
Deutsche Bank Securities, Inc., 1.85%, 3/3/2008	2/29/2008	$45,809,318	46,589,196 various U.S. Treasury securities	46,589,196
JP Morgan Securities, 1.75%, 3/3/2008	2/29/2008	$800,154	806,880 various U.S. Treasury securities	806,880
Merrill Lynch GSI, 1.80%, 3/3/2008	2/29/2008	$22,604,473	22,761,054 various U.S. Treasury securities	22,761,054

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Money Market Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Principal Amount			Value
Commercial Paper - 59.8%
		Aerospace - 2.8%
4,500,000	(1)	Archer Daniels Midland Company, 3.490%, 5/22/2008	$4,464,638
		Auto Manufacturers - 2.5%
4,000,000	(1)	Toyota Motor Corporation, 2.961%, 3/21/2008	3,993,444
		Banks - 13.5%
4,500,000	(1)	Bank of America, 4.356%, 4/1/2008	4,483,299
3,381,000	(1)	Calyon North, 3.269%, 3/27/2008	3,373,064
4,500,000	(1)	HSBC, 2.992%, 5/30/2008	4,466,588
4,500,000	(1)	State Street Corporation, 3.042%, 3/21/2008	4,492,425
4,500,000	(1)	Wells Fargo & Company, 2.951%, 3/18/2008	4,493,753

		Total Banks	21,309,129

		Diversified Financial Services - 13.9%
4,500,000	(1)	American Express Company, 3.086%, 4/3/2008	4,487,336
4,500,000	(1)	Citigroup Funding, 3.166%, 4/25/2008	4,478,344
4,000,000	(1)	JP Morgan Chase, 3.136%, 3/25/2008	3,991,680
4,500,000	(1)	Merrill Lynch & Co., 3.952%, 4/25/2008	4,473,119
4,500,000	(1)	UBS Finance, 3.017%, 3/19/2008	4,493,228

		Total Diversified Financial Services	21,923,707

		Food - 2.9%
4,500,000	(1)	Nestle Capital Corp., 2.775%, 4/17/2008	4,483,785
		Insurance - 5.7%
4,500,000	(1)	American General Finance Corp., 3.079%, 3/11/2008	4,496,163
4,500,000	(1)	ING Funding, 3.048%, 3/19/2008	4,493,160

		Total Insurance	8,989,323

		Machinery - Diversified - 2.6%
4,000,000	(1)	John Deere & Company, 2.908%, 3/4/2008	3,999,033
		Manufacturers - 2.5%
4,000,000	(1)	GE Capital Corporation, 2.999%, 3/18/2008	3,994,352
		Oil & Gas - 2.9%
4,500,000	(1)	ConocoPhillips, 4.171%, 4/3/2008	4,482,964
		Utilities - 2.6%
4,000,000	(1)	Lowes Companies, 2.917%, 3/6/2008	3,998,383
		Retail - 2.5%
4,000,000	(1)	FL Power & Light, 3.043%, 3/20/2008	3,993,603
		Utilities - 5.4%
4,500,000	(1)	AT&T, 2.929%, 3/20/2008	4,493,065
4,000,000	(1)	Southern Co., 2.857%, 4/1/2008	3,990,183

		Total Utilities	8,483,248

		Total Commercial Paper (amortized cost $94,115,609)	94,115,609

Taxable Municipal Bonds - 1.5%
		Pennsylvania - 1.5%
2,400,000		Pennsylvania State Higher Education Assistance Agency, Revenue Bonds, 11.715%	2,400,000
		(GSL), 12/1/2045 *

		Total Taxable Municipal Bonds (amortized cost $2,400,000)	2,400,000

Regions Morgan Keegan Select Money Market Fund

Portfolio of Investments

February 29, 2008 (Unaudited)

Principal Amount			Value
U.S. Government Agencies - 34.0%
		Federal National Mortgage Association - 15.2% (2)
5,000,000	(1)	2.727%, 3/12/2008	4,995,844
5,000,000	(1)	4.147%, 3/20/2008	4,989,154
2,000,000	(1)	2.815%, 4/23/2008	1,991,770
2,000,000	(1)	2.668%, 4/30/2008	1,991,167
5,000,000	(1)	3.579%, 5/9/2008	4,966,075
5,000,000	(1)	4.132%, 6/15/2008	5,015,803

			23,949,813

		Federal Home Loan Bank - 9.9%
4,500,000	(1)	2.796%, 3/12/2008	4,496,164
3,000,000	(1)	2.944%, 3/28/2008	2,993,408
4,000,000	(1)	2.712%, 4/4/2008	3,989,800
4,000,000	(1)	2.713%, 4/9/2008	3,988,300

			15,467,672

		Federal Home Loan Mortgage Corporation - 8.9% (2)
5,000,000	(1)	2.800%, 2/12/2009	5,000,000
5,000,000	(1)	4.258%, 4/15/2008	5,008,816
4,000,000	(1)	2.899%, 4/21/2008	3,983,680

			13,992,496

		Total U.S. Government Agencies (amortized cost $53,409,981)	53,409,981

Shares			Value
Short-Term Investments - 4.8%
3,787,624		Fidelity Institutional Money Market Fund	3,787,624
3,787,624		Lehman Brothers Prime Money Market Fund	3,787,624

		Total Short-Term Investments (amortized cost $7,575,248)	7,575,248

		Total Investments - 100.1% (amortized cost $157,500,838) (3)	157,500,838

		Other Assets and Liabilities - net - (0.1)%	(106,665)

		Total Net Assets - 100.0%	$157,394,173

(1)	Yield at date of purchase.

(2)	The issuer is a publicly traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

(3)	Also represents cost for federal income tax purposes.

*	Variable Rate Instruments. The rate presented is the rate in effect at February 29, 2008.

The maturity date reflected is the final maturity date; the interest rate will adjust periodically until maturity.

The following acronyms are used throughout this portfolio :

AMBAC - American Municipal Bond Assurance Corp.

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GO - General Obligation

GSL - Guaranteed Student Loans

INS - Insured

LOC - Letter of Credit

LTD - Limited Tax

PLC - Public Limited Company

UT - Unlimited Tax

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

See Notes to the Schedules of Investments.

Notes to the Schedules of Investments

(Unaudited)

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of the close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern Time, unless that price is outside the range of the “inside” bid and asked price (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be the last trade to occur before the market closes. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last quoted bid price.

Equity and debt securities issued in private placements are valued on the bid side by a primary market dealer. Long-term debt securities (including U.S. government securities, listed corporate bonds, other debt and asset-backed securities, and unlisted securities and private placement securities) are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than 60 days for which market quotations are readily available are valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Morgan Asset Management, Inc.’s (the “Adviser”) Valuation Committee, does not represent market value.

Investments in open-end registered investment companies, if any, are valued at net asset value (“NAV”) as reported by those investment companies. Foreign securities denominated in foreign currencies, if any, are translated from the local currency into U.S. dollars using current exchange rates.

In accordance with Rule 2a-7 of the 1940 Act, investments of the money market funds are valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments for which market quotations are not readily available, or if available quotations are not believed to be reflective of market value, are valued at fair value as determined by the Adviser’s Valuation Committee using procedures established by and under the supervision of the Trust’s Board of Trustees. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

Among the more specific factors that are considered by the Valuation Committee in determining the fair value of a security are: (1) type of security; (2) financial statements of the issuer; (3) cost at date of purchase (generally used for initial valuation); (4) size of the Fund’s holding; (5) for restricted securities, the discount from market value of unrestricted securities of the same class at the time of purchase; (6) the existence of a shelf registration for restricted securities; (7) information as to any transactions or offers with respect to the security; (8) special reports prepared by analysts; (9) the existence of merger proposals, tender offers or similar events affecting the security; (10) the price and extent of public trading in similar securities of the issuer or comparable companies; (11) the fundamental analytical data relating to the investment; (12) the nature and duration of restrictions on disposition of the securities; and (13) evaluation of the forces which influence the market in which these securities are purchased and sold.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2008:

	Investments in Securities
Valuation Inputs	Mid Cap Growth Fund	Growth Fund	Core Equity Fund	Mid Cap Value Fund
Level 1 - Quoted Prices	$371,641,795	$426,356,634	$53,872,191	$62,612,531
Level 2 - Other Significant Observable Inputs	—	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$371,641,795	$426,356,634	$53,872,191	$62,612,531

	Investments in Securities
Valuation Inputs	Value Fund	Balanced Fund	Fixed Income Fund	Limited Maturity Fixed Income Fund
Level 1 - Quoted Prices	$233,933,123	$115,937,754	$6,439,803	$155,936
Level 2 - Other Significant Observable Inputs	—	50,497,818	151,214,794	18,654,055
Level 3 - Significant Unobservable Inputs	—	—	1,691,470	442,457

Total	$233,933,123	$166,435,572	$159,346,067	$19,252,448

	Investments in Securities
Valuation Inputs	Intermediate Tax Exempt Bond Fund	Treasury Money Market Fund	Money Market Fund
Level 1 - Quoted Prices	$40,775,593	$—	$—
Level 2 - Other Significant Observable Inputs	—	1,183,250,080	157,500,838
Level 3 - Significant Unobservable Inputs	—	—	—

Total	$40,775,593	$1,183,250,080	$157,500,838

The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities
	Fixed Income Fund	Limited Maturity Fixed Income Fund
Balance as of November 30, 2007	$1,851,290	$476,388
Net purchases/(sales) at cost	—	(12,531)
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(159,820)	(21,400)
Accretion/(amortization)	—	—

Balance as of February 29, 2008	$1,691,470	$442,457

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this report, the Registrant’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	The Registrant’s certifying officers are not aware of any changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Regions Morgan Keegan Select Funds

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	April 28, 2008

By (Signature and Title):	/s/ J. Thompson Weller
J. Thompson Weller
Treasurer and Principal Financial Officer

Date:	April 28, 2008